Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Asia Aviation PCL, NVDR(a)	7,665,600	$558,098
Bangkok Airways PCL, NVDR	2,022,000	475,096
Thai Airways International PCL, NVDR(a)(b)	2,389,566	545,644

		1,578,838

Auto Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR(b)	2,566,745	840,929

Banks — 11.3%
Bangkok Bank PCL, Foreign	1,334,800	7,840,721
Kasikornbank PCL, NVDR	2,339,700	12,001,440
Kasikornbank PCL, Foreign	3,280,000	16,824,688
Kiatnakin Bank PCL, NVDR(b)	598,473	1,356,677
Krung Thai Bank PCL, NVDR	9,770,100	5,302,545
Siam Commercial Bank PCL (The), NVDR	2,369,900	9,489,796
Thanachart Capital PCL, NVDR	822,500	1,517,477
Tisco Financial Group PCL, NVDR	320,310	1,033,515
TMB Bank PCL, NVDR(b)	51,931,066	2,749,721

		58,116,580

Beverages — 0.1%
Osotspa PCL, NVDR	232,900	316,006

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(b)	7,309,940	449,954

Chemicals — 3.5%
Eastern Polymer Group PCL, NVDR	2,731,500	664,400
Global Green Chemicals PCL, NVDR	852,800	296,332
Indorama Ventures PCL, NVDR	4,709,710	5,416,147
PTT Global Chemical PCL, NVDR(b)	6,296,807	11,200,575
Vinythai PCL, NVDR(b)	660,600	524,676

		18,102,130

Commercial Services & Supplies — 0.0%
JMT Network Services PCL, NVDR	390,000	289,104

Construction & Engineering — 0.9%
CH Karnchang PCL, NVDR	3,327,200	2,169,135
Italian-Thai Development PCL, NVDR(b)	10,917,148	563,606
Sino-Thai Engineering & Construction PCL, NVDR	2,802,828	1,354,225
Unique Engineering & Construction PCL, NVDR(b)	1,868,900	482,416

		4,569,382

Construction Materials — 5.8%
Siam Cement PCL (The), NVDR	2,180,200	27,489,243
Tipco Asphalt PCL, NVDR(b)	1,784,400	1,316,857
TPI Polene PCL, NVDR(b)	20,129,800	859,351

		29,665,451

Consumer Finance — 2.1%
AEON Thana Sinsap Thailand PCL, NVDR(b)	209,100	1,332,067
Muangthai Capital PCL, NVDR	1,786,100	3,561,265
Ratchthani Leasing PCL, NVDR	3,659,385	690,279
Srisawad Corp PCL, NVDR	2,435,760	5,058,127

		10,641,738

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR	751,000	355,400

Diversified Telecommunication Services — 1.3%
Jasmine International PCL, NVDR(b)	10,299,168	1,772,339

Security	Shares	Value

Diversified Telecommunication Services (continued)
True Corp. PCL, NVDR(b)	32,727,518	$4,808,809

		6,581,148

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(b)	11,344,722	1,133,815

Electronic Equipment, Instruments & Components — 0.7%
Hana Microelectronics PCL, NVDR(b)	1,566,000	1,619,508
KCE Electronics PCL, NVDR	2,128,400	1,373,502
SVI PCL, NVDR(b)	2,592,300	433,230

		3,426,240

Entertainment — 0.4%
Major Cineplex Group PCL, NVDR	1,745,900	1,427,111
RS PCL, NVDR(b)	1,108,600	491,610
Workpoint Entertainment PCL, NVDR(b)	646,700	308,182

		2,226,903

Food & Staples Retailing — 9.0%
Berli Jucker PCL, NVDR(b)	3,359,000	5,057,814
CP ALL PCL, NVDR	16,247,200	40,863,315

		45,921,129

Food Products — 3.2%
Charoen Pokphand Foods PCL, NVDR	10,841,500	9,866,509
GFPT PCL, NVDR(b)	1,375,900	564,612
Khon Kaen Sugar Industry PCL, NVDR(b)	4,278,978	305,869
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	1,347,900	486,212
Thai Union Group PCL, NVDR	9,310,800	4,252,140
Thai Vegetable Oil PCL, NVDR	1,123,553	957,442

		16,432,784

Health Care Providers & Services — 6.1%
Bangkok Chain Hospital PCL, NVDR	3,518,425	2,025,998
Bangkok Dusit Medical Services PCL, NVDR	26,278,500	21,393,269
Bumrungrad Hospital PCL, NVDR	1,222,676	5,482,670
Chularat Hospital PCL, NVDR	12,226,100	1,068,153
Thonburi Healthcare Group PCL, NVDR(b)	1,415,200	1,241,095

		31,211,185

Hotels, Restaurants & Leisure — 2.1%
Central Plaza Hotel PCL, NVDR	312,000	286,523
Erawan Group PCL (The), NVDR(b)	3,836,700	812,605
Minor International PCL, NVDR	7,748,010	9,871,709

		10,970,837

Independent Power and Renewable Electricity Producers — 7.2%
B Grimm Power PCL, NVDR	643,600	1,128,843
BCPG PCL, NVDR(b)	1,664,300	936,315
CK Power PCL, NVDR(b)	6,159,960	1,080,426
Electricity Generating PCL, NVDR	808,500	9,230,826
Energy Absolute PCL, NVDR(b)	4,693,000	6,639,389
Global Power Synergy PCL, NVDR	1,024,600	2,763,462
Gulf Energy Development PCL, NVDR	1,492,300	8,247,343
Ratch Group PCL, NVDR	2,022,100	4,734,461
SPCG PCL, NVDR	1,384,800	893,641
Super Energy Corp. PCL, NVDR(b)	37,970,750	703,686
TPI Polene Power PCL, NVDR	1,763,900	282,528

		36,640,920

Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR(b)	3,923,189	568,663

Insurance — 0.3%
Bangkok Life Assurance PCL, NVDR	1,420,600	1,024,872

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
TQM Corp. PCL, NVDR	167,500	$300,716

		1,325,588

Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	2,159,400	521,672

Media — 0.4%
BEC World PCL, NVDR(a)	3,422,200	713,489
Plan B Media PCL, NVDR(b)	5,406,300	1,431,303

		2,144,792

Metals & Mining — 0.1%
STP & I PCL, NVDR	1,349,600	301,474

Multiline Retail — 0.6%
Robinson PCL, NVDR	1,403,600	3,054,081

Oil, Gas & Consumable Fuels — 15.8%
Bangchak Corp. PCL, NVDR	2,892,300	2,392,901
Banpu PCL, NVDR	12,301,400	4,722,305
Esso Thailand PCL, NVDR(b)	2,875,700	704,234
IRPC PCL, NVDR	31,451,700	3,642,954
Prima Marine PCL, NVDR	2,086,500	514,418
PTT Exploration & Production PCL, NVDR	3,882,784	15,419,346
PTT PCL, NVDR	31,721,100	45,402,087
Siamgas & Petrochemicals PCL, NVDR(b)	2,048,700	569,507
Star Petroleum Refining PCL, NVS	876,500	288,613
Thai Oil PCL, NVDR(b)	3,132,000	7,151,750

		80,808,115

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	966,200	975,233

Real Estate Management & Development — 8.1%
Amata Corp. PCL, NVDR	2,258,400	1,584,449
Ananda Development PCL, NVDR(b)	3,696,600	357,213
AP Thailand PCL, NVDR(b)	6,547,986	1,484,362
Bangkok Land PCL, NVDR(b)	31,059,300	1,325,937
Central Pattana PCL, NVDR	6,269,500	12,915,575
Land & Houses PCL, NVDR	23,353,600	7,573,932
LPN Development PCL, NVDR(b)	3,637,947	553,803
MBK PCL, NVDR	2,827,200	2,086,425
Origin Property PCL, NVDR	2,033,900	464,430
Platinum Group PCL (The), NVDR(b)	2,311,500	328,930
Pruksa Holding PCL, NVDR(b)	1,518,700	779,014
Quality Houses PCL, NVDR	22,519,432	1,997,256
Sansiri PCL, NVDR	35,127,737	1,290,371
SC Asset Corp. PCL, NVDR(b)	4,049,204	310,885
Siam Future Development PCL, NVDR(b)	3,258,353	576,890
Singha Estate PCL, NVDR	8,574,000	834,204
Supalai PCL, NVDR	4,472,500	2,575,378
U City PCL, NVDR(a)(b)	9,369,541	595,334
Univentures PCL, NVDR(b)	1,853,100	386,350
WHA Corp. PCL, NVDR	24,229,540	3,383,756

		41,404,494

Road & Rail — 1.6%
BTS Group Holdings PCL, NVDR	18,265,300	8,281,116

Security	Shares	Value

Specialty Retail — 2.9%
Beauty Community PCL, NVDR(b)	6,556,500	$416,596
Com7 PCL, NVDR	1,694,800	1,570,428
Dohome PLC, NVDR(a)	696,900	242,159
Home Product Center PCL, NVDR	16,527,373	9,024,627
PTG Energy PCL, NVDR	2,127,300	1,372,792
Siam Global House PCL, NVDR(b)	4,115,643	2,315,411

		14,942,013

Transportation Infrastructure — 7.4%
Airports of Thailand PCL, NVDR	11,982,000	29,937,652
Bangkok Aviation Fuel Services PCL, NVDR(b)	529,500	516,927
Bangkok Expressway & Metro PCL, NVDR	21,337,253	7,626,122

		38,080,701

Water Utilities — 0.6%
Eastern Water Resources Development and Management PCL, NVDR	1,617,000	583,281
TTW PCL, NVDR	3,877,366	1,745,088
WHA Utilities and Power PCL, NVDR(b)	3,183,300	626,810

		2,955,179

Wireless Telecommunication Services — 7.2%
Advanced Info Service PCL, NVDR	3,039,219	21,322,559
Intouch Holdings PCL, NVDR	6,271,100	12,192,509
Total Access Communication PCL, NVDR	1,979,700	3,505,053

		37,020,121

Total Common Stocks — 100.0% (Cost: $567,876,425)		511,853,715

Warrants

Media — 0.0%
VGI PCL, (Expires 10/09/22)(a)	1	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	12,295,979	12,300,897

Total Short-Term Investments — 2.4% (Cost: $12,299,427)		12,300,897

Total Investments in Securities — 102.4% (Cost: $580,175,852)		524,154,612

Other Assets, Less Liabilities — (2.4)%		(12,457,963)

Net Assets — 100.0%		$511,696,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,300,710	(2,004,731)	12,295,979	$12,300,897	$220,743	(a)	$(345)	$(1,114)
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	(860,000)	—	—	5,777		—	—

				$12,300,897	$226,520		$(345)	$(1,114)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	14	12/20/19	$727	$(10,399)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$511,853,715	$—	$—	$511,853,715
Warrants	—	—	—	—
Money Market Funds	12,300,897	—	—	12,300,897

	$524,154,612	$—	$—	$524,154,612

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,399)	$—	$—	$(10,399)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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